Earnings Per Share	6 Months Ended
Jun. 30, 2020
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Earnings Per Share
Note 11: Earnings Per Share
Basic earnings per share was calculated by dividing earnings attributable to common shareholders less dividends declared on preference shares by the sum of the weighted-average number of common shares outstanding and vested deferred share units (“DSUs”) outstanding during the period. DSUs represent common shares that certain employees have elected to receive in the future upon vesting of share-based compensation awards or in lieu of cash compensation.
Diluted earnings per share was calculated using the denominator of the basic calculation described above adjusted to include the potentially dilutive effect of outstanding stock options and time-based restricted share units (“TRSUs”).
Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Three months ended June 30,		Six months ended June 30,

	2020	2019	2020	2019
Earnings attributable to common shareholders	126	180	319	284
Less: Dividends declared on preference shares	-	(1)	(1)	(2)
Earnings used in consolidated earnings per share	126	179	318	282
Less: Loss from discontinued operations, net of tax	5	27	3	37
Earnings used in earnings per share from continuing operations	131	206	321	319
The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Three months ended June 30,		Six months ended June 30,

	2020	2019	2020	2019
Weighted-average number of common shares outstanding	495,903,023	500,705,054	495,842,141	501,035,457
Weighted-average number of vested DSUs	414,092	526,158	418,929	522,677
Basic	496,317,115	501,231,212	496,261,070	501,558,134
Effect of stock options and TRSUs	1,263,224	1,809,524	1,318,061	1,594,354
Diluted	497,580,339	503,040,736	497,579,131	503,152,488